Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2022
Intangible Assets [Abstract]
Disclosure of detailed information about intangible assets	Information regarding the cost and accumulated amortization of intangible assets is as follows:

Cost	Licenses $000s
Balance as of January 1, 2021	900
Additions	90
Balance as of December 31, 2021	990
Additions	25
Write-off	(163)
Deconsolidation of subsidiaries	(21)
Balance as of December 31, 2022	831

Disclosure of accumulated amortization

Accumulated amortization	Licenses $000s
Balance as of January 1, 2021	(1)
Amortization	(2)
Balance as of December 31, 2021	(3)
Amortization	(1)
Deconsolidation of subsidiary	4
Balance as of December 31, 2022	—

Disclosure of intangible assets, net

Intangible assets, net	Licenses $000s
Balance as of December 31, 2021	987
Balance as of December 31, 2022	831